Note 6 - Other (Income) Expense	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
6.	Other (income) expense

	2013	2012	2011

(Earnings) loss from equity method investments	$(1,107)	$(1,230)	$3,475
Other-than-temporary impairment of investment	-	-	3,092
Other	(424)	(1,211)	(250)
	$(1,531)	$(2,441)	$6,317

During the year ended December 31 2011, as a result of a sustained decline in the market price of the shares of the Company’s investment in Colliers International UK plc, an other-than-temporary impairment charge of $3,092 was recorded in the statement of earnings.